Consolidated Statements Of Operations (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Consolidated Statements Of Operations [Abstract]
Net product sales	$ 550,000	$ 820,000
Operating costs and expenses
Cost of goods sold	344,000	565,000
Selling, general and administrative	5,056,000	5,154,000
Research and development	1,032,000	1,169,000
Share-based compensation	2,958,000	720,000
Other share-based expenses	308,000
Restructuring costs	2,754,000
Impairment of patents		551,000
Total operating costs and expenses	12,452,000	8,159,000
Loss from operations	(11,902,000)	(7,339,000)
Other income (expense)
Change in derivative liability	(55,000)	268,000
Interest expense, net	(10,000)	(593,000)
Gain on extinguishment of debt	727,000
Other income (expense), net	190,000	(7,000)
Total other income (expense)	852,000	(332,000)
Net loss	$ (11,050,000)	$ (7,671,000)
Basic and diluted net loss per share	$ (0.43)	$ (0.71)
Shares used in computing basic and diluted net loss per share	25,609,548	10,838,140